Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense	$ 214,016	$ 256,389
Deferred income tax expense	(394,377)	(191,703)
Total (benefit) provision for income taxes	$ (180,361)	$ 64,686